Deferred Revenue from Volumetric Production Payment (Table)	6 Months Ended
Dec. 31, 2013
Deferred Revenue from Volumetric Production Payment
Schedule of changes in deferred revenue

Deferred revenue from VPP, at October 2, 2013	$35,092
Deferred revenue from VPP	(293)
Amortization of deferred revenue from VPP	618
Unrealized loss on derivative/VPP	6,229
Deferred revenue from VPP, at December 31, 2013	$41,646